STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 98.79%


Pharmaceutical Preps-15.92%
   AbbVie Inc.                              10,036      $   1,555,279
   Bristol-Myers Squibb Co		30,245		1,551,871
   Pfizer Inc.                              46,798          1,347,314
                                                            ---------
                                                            4,454,464

National Commercial Banks-13.64%
   Bank of America			 44,380		1,494,275
   Citigroup Inc.			 32,275		1,660,226
   Wells Fargo                              13,500            664,470
                                                            ---------
							3,818,971

Petroleum Refining-11.79%
   Chevron Corp.                            12,916          1,926,551
   Valero Energy Corp                       10,569          1,373,970
                                                            ---------
                                                            3,300,521

Cigarettes-10.72%
   British American Tobacco Industries	  53,354		1,562,739
   Altria Group, Inc.				 35,673		1,439,049
                                                            ---------
								3,001,788

Telephone Communications, Except
Radiotelephone-9.21%
   AT&T                                     77,649          1,302,950
   Verizon                                  33,788          1,273,808
                                                            ---------
                                                            2,576,758

Gold and Silver Ores-5.47%
   Newmont Corp.			  36,957		1,529,650

Canned, Frozen & Preserved Fruit, Veg-4.95%
   The Kraft Heinz Company			 37,437		1,384,420

Pipe Lines (No Natural Gas)-4.89%
   HF Sinclair Corp				 24,633		1,368,856

Biolog Prod-4.80%
  Amgen Inc.					  4,659		1,341,885


-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2023

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Electronic Computers-4.76%
   Apple Inc.                                6,917          1,331,730

Paper Prods-4.70%
   Kimberly-Clark Corp				 10,833		1,316,318

Food and Kindred Products-4.11%
   Conagra Brands Inc				 40,105		1,149,409

Computer Communications Equipment-3.83%
   Cisco Systems Inc.				 21,206		1,071,327

                                                           ----------


   Total common stocks (cost $23,786,910)               $  27,646,097
							      ----------



SHORT-TERM INVESTMENTS ? 0.98%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%    274,094    $      274,094
                                                             --------

   Total short-term investments (cost $   274,094)            274,094
                                                             --------

Total investment securities ? 99.77% (cost $24,061,004)    27,920,191

Other assets less liabilities ?  0.23%                         63,335
                                                             --------

Net assets - 100.00%                                   $   27,983,526
                                                         ============















FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2023:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities*          Instruments **
      -----                         ----------           -----------
      Level 1:
         Common Stock               $27,646,097		   $          0
         Short term investments         274,094    			  0
                                    -----------          ------------
            Total Level 1:           27,920,191				  0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $27,920,191          $          0
                                    ===========          ============

   *All investments in securities are classified as ?Highly Liquid?.

   ** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of December 31, 2023, the Fund did not own any other financial instruments.